INVENTORIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Raw materials	€ 74,053	€ 67,547
Semi-finished goods	84,576	87,678
Finished goods	232,435	238,540
Current inventories	391,064	393,765
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	197,392
Provision	(28,495)
Use and other changes	(43,445)
Provisions, ending balance	182,539	197,392
Provisions for slow moving and obsolete inventories
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	66,989	60,548
Provision	11,062	10,140	€ 2,120
Use and other changes	(4,625)	(3,699)
Provisions, ending balance	€ 73,426	€ 66,989	€ 60,548